Share-Based Payments - Performance Share Awards (PSAs) Activity (Details) - Performance Shares [Member] shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares | shares	4,090
Granted, shares | shares	1,648
Vested, shares | shares	(417)
Forfeited, shares | shares	(1,450)
Nonvested, end of period, shares | shares	3,871
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 31.15
Granted, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.59
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.65
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.55
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 32.28